Revenues (Tables)	6 Months Ended
Jun. 30, 2019
Revenue Recognition [Abstract]
Schedule of Disaggregation of Revenues

The following table presents the Company’s revenues disaggregated by geographical region (based on the Company's customers' locations) and revenue type for the three and six months ended June 30, 2019 and 2018:

	Three months ended June 30,		Six months ended June 30,
	2019	2018	2019	2018
	(U.S. $ in thousands)		(U.S. $ in thousands)
Americas
Products	$67,137	$67,193	$125,191	$117,437
Service	40,888	39,597	79,332	77,267
Total Americas	108,025	106,790	204,523	194,704

EMEA
Products	23,323	29,948	51,408	61,929
Service	6,826	7,279	13,524	14,269
Total EMEA	30,149	37,227	64,932	76,198

Asia Pacific
Products	19,881	21,262	38,833	42,954
Service	5,108	4,957	10,175	10,213
Total Asia Pacific	24,989	26,219	49,008	53,167

Total Revenues	$163,163	$170,236	$318,463	$324,069

Schedule of Disaggregation of Revenues Based on Time

The following table presents the Company’s revenues disaggregated based on the timing of revenue recognized for the three and six months ended June 30, 2019 and 2018:

	Three months ended June 30,		Six months ended June 30,
	2019	2018	2019	2018
	(U.S. $ in thousands)		(U.S. $ in thousands)
Revenues recognized in point in time from:
Products	$110,341	$118,403	$215,432	$222,320
Services	10,747	11,059	21,374	21,137
Total revenues recognized in point in time	121,088	129,462	236,806	243,457

Revenues recognized over time from:
Services	42,075	40,774	81,657	80,612
Total revenues recognized over time	42,075	40,774	81,657	80,612

Total Revenues	$163,163	$170,236	$318,463	$324,069

Schedule of Changes in Deferred Revenue	The Company's deferred revenues as of June 30, 2019 and December 31, 2018 were as follows:
	June 30,	December 31,
	2019	2018
	U.S. $ in thousands
Deferred revenue*	70,950	72,387